Plant, Equipment, and Mine Development, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 63,809	$ 68,415	$ 53,174
Less: accumulated depreciation and amortization	(21,537)	(17,208)	(11,770)
Total	42,272	51,207	41,404
Impairment of Long-Lived Assets to be Disposed of		100
Process equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross		14,770	6,759
Leach Pads [Member]
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	17,431	11,190	11,190
Depreciation and amortization		$ 4,300
Buildings and leashold improvements
Plant, Equipment, and Mine Development, Net
Depreciation Life		10 years
Property and equipment, gross		$ 10,507	10,507
Restart leach pads
Plant, Equipment, and Mine Development, Net
Depreciation Life		18 months
Property and equipment, gross		$ 6,229
Mine equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross		4,716	3,905
Vehicles [Member]
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	730	$ 136	41
Furniture and office equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life		7 years
Property and equipment, gross		$ 129	22
Mine Development [Member]
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	408	119
Construction in Progress [Member]
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 13,736	20,619	20,750
Plant, equipment and mine development
Plant, Equipment, and Mine Development, Net
Depreciation and amortization		$ 5,400	$ 3,400
Minimum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life		5 years
Minimum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life		5 years
Minimum | Vehicles [Member]
Plant, Equipment, and Mine Development, Net
Depreciation Life	3 years	3 years
Maximum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life		13 years
Maximum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life		7 years
Maximum | Vehicles [Member]
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years	5 years